Financial instruments - Price Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / Ounce oz	Dec. 31, 2024 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative average cap price (in usd per ounce) | $ / Ounce	4,350
Financial liabilities, at fair value	$ 601,100
Unrealized gain (loss)		$ 200
Realized loss	$ (5,900)	(2,600)
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (as a percent)	10.00%
Commodity price risk | Commodity Contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, at fair value	$ 6,800	$ (100)
Commodity price risk | Gold | Commodity Contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quantity (tonnes) | oz	5,000
Derivate floor, price per ounce (in usd per ounce) | $ / Ounce	3,800
Foreign exchange currency risk | Foreign exchange collar contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gain (loss)	$ (4,700)